RELATED PARTIES - Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTIES
Salaries and benefits	$ 9,228	$ 5,203
Share-based compensation	5,029	4,630
Total Key management personnel compensation	$ 14,257	$ 9,833